Incentive Compensation and Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Incentive Compensation and Benefit Plans
Stock-based Incentive Compensation Plan
The Company sponsors the Mercantil Bank Holding Corporation 2018 Equity and Incentive Compensation Plan (the “2018 Equity Plan”). See Note 11 to the Company’s audited consolidated financial statements on the Form 10-K for more information on the 2018 Equity Plan and restricted stock awards for the year ended 2018.
On January 21, 2019, the Company granted 1,299 shares of restricted stock to one of its employees. These shares of restricted stock will vest in three approximately equal amounts on each of January 21, 2020, 2021 and 2022. The fair value of the restricted stock granted was based on the market price of the shares of the Company’s Class A common stock at the grant date which was $13.50.
During the three months ended March 31, 2019, the Company recorded $1.5 million of compensation expense related to restricted stock awards granted in December 2018 and January 2019. The total unamortized deferred compensation expense of $8.3 million for all unvested restricted stock outstanding at March 31, 2019 will be recognized over a weighted average period of 2 years.

Incentive Compensation and Benefit Plans
a) Stock-based Incentive Compensation Plan
On March 12, 2018, MSF, our sole shareholder at that time, approved the Mercantil Bank Holding Corporation 2018 Equity and Incentive Compensation Plan (the “2018 Equity Plan”). The Company has reserved up to 3,333,333 shares of Class A common stock for issuance pursuant the grant of options rights, appreciation rights, restricted stock, restricted stock units and other awards under the 2018 Equity Plan.
On December 21, 2018, in connection with the closing of the Company’s IPO, the Company’s directors were granted restricted stock units, and various Company officers and employees were granted restricted Class A common stock awards, under the 2018 Equity Plan.
Restricted Stock Awards
On December 21, 2018, the Company granted 736,839 shares of restricted Class A common stock to officers and employees. These shares of restricted stock will vest in three approximately equal amounts on each of December 21, 2019, 2020 and 2021. The fair value of the restricted stock granted was based on the market price of the shares of the Company’s Class A common stock at the grant date which was $13.45. In 2018, the Company recorded $0.2 million of compensation expense related to these restricted stock awards. The total unearned deferred compensation expense of $9.8 million for all unvested restricted stock outstanding at December 31, 2018 will be recognized over a weighted average period of 2 years.
Restricted Stock Units
On December 21, 2018, the Company granted 86,535 restricted stock units (“RSUs”) to its non-employee directors. Of the 86,535 RSUs, 57,690 RSUs are settled in shares of Class A common stock while the remaining 28,845 RSUs are settled in cash, both upon vesting. These RSUs will vest in three approximately equal amounts on each of December 21, 2019, 2020 and 2021.
b) Employee Benefit Plan
The Mercantil Bank U.S.A. Retirement Plan (the “401(k) Plan”) is a 401(k) benefit plan covering substantially all employees of the Company.
The Company matches 100% of each participant’s contribution up to a maximum of 5% of their annual salary. Contributions by the Company to the Plan are based upon a fixed percentage of participants’ salaries as defined by the Plan. The Plan enables Highly Compensated employees to contribute up to the maximum allowed without further restrictions. All contributions made by the Company to the participants’ accounts are vested immediately. In addition, employees with at least three months of service and who have reached the age of 21 may contribute a percentage of their salaries to the Plan as elected by each participant.
The Company contributed to the Plan approximately $5 million and $4 million in 2018 and 2017, respectively, in matching contributions.

The Company maintains the Amerant Bank, N.A. Executive Deferred Compensation Plan as a non-qualified plan for eligible highly compensated employees (the “Deferred Compensation Plan”). The Deferred Compensation Plan permits deferrals of compensation above the amounts that can be contributed for retirement under the 401(k) Plan. Under the Deferred Compensation Plan, eligible employees may elect to defer a portion of their annual salary and cash incentive awards and allows them to receive matching contributions up to 5% of their annual salary. All deferrals, employer contributions, earnings, and gains on each participant’s account in the Deferred Compensation Plan are vested immediately. The Spin-off caused an unexpected early distribution for U.S. federal income tax purposes from the Deferred Compensation Plan. The Company partially compensated plan participants, in the aggregate amount of $1.2 million, for the higher tax expense they will incur as a result of the distribution increasing the plan participants’ estimated effective federal income tax rates by recording a contribution to the plan on behalf of its participants.